Inventories (Tables)	12 Months Ended
Dec. 31, 2022
Inventories
Summary of inventories

in EUR k	Dec 31, 2022	Dec 31, 2021	Jan 1, 2021
Raw materials, consumables and supplies	1,801	3,831	11,167
Finished goods and merchandise	18	38	238
Inventories	1,819	3,869	11,405